Condensed group statement of changes in equity - USD ($) $ in Millions		Total	Equity attributable to owners of parent [member]		Non-controlling interests, hybrid bonds	Non-controlling interests, other interest	Reserve of exchange differences on translation [member]
Equity at beginning of period at Dec. 31, 2021		$ 90,439	$ 75,463	[1]	$ 13,041	$ 1,935
Comprehensive income		(2,410)	(2,936)	[1]	254	272
Dividends recognised as distributions to owners		(2,258)	(2,130)	[1]		(128)
Cash flow hedges transferred to the balance sheet, net of tax		(1)	(1)	[1]
Issue of equity	[2]	820	820	[1]
Increase (Decrease) In Number Of Shares Outstanding Through Share Repurchase, Equity Amount		(4,490)	(4,490)	[1]
Increase (decrease) through share-based payment transactions, equity		380	380	[1]
Increase (decrease) through other changes, equity		128	(2)	[1]	130
Payments on increase (decrease) though other changes, equity		(379)	15	[1]	(394)
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity		(666)	(510)	[1]		(156)
Equity at end of period at Jun. 30, 2022		81,563	66,609	[1]	13,031	1,923	$ 9,200
Equity at beginning of period at Dec. 31, 2022		82,990	67,553		13,390	2,047
Comprehensive income		10,483	10,101		288	94
Dividends recognised as distributions to owners		(2,483)	(2,348)			(135)
Increase (Decrease) In Number Of Shares Outstanding Through Share Repurchase, Equity Amount		(5,166)	(5,166)
Increase (decrease) through share-based payment transactions, equity		205	205
Increase (decrease) through other changes, equity		132	(1)		133
Payments on increase (decrease) though other changes, equity		(414)	(5)		(409)
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity		(144)	0			(144)
Equity at end of period at Jun. 30, 2023		$ 85,603	$ 70,339		$ 13,402	$ 1,862

[1]	In 2022 $9.2 billion of the opening foreign currency translation reserve has been moved to the profit and loss account reserve as a result of bp's decision to exit its shareholding in Rosneft and its other businesses with Rosneft in Russia.
[2]	Relates to ordinary shares issued as non-cash consideration for the acquisition of the public units of BP Midstream Partners LP.